Capital Management	6 Months Ended
Apr. 30, 2023
Text Block [Abstract]
Capital Management
Note 7: Capital Management
Our objective is to maintain a strong capital position in a cost-effective structure that: is appropriate given ou
r targ
et regulatory capital ratios and internal assessment of required economic capital; underpins our operating groups’ business strategies; supports depositor, investor and regulator confidence, while building long-term shareholder value; and is consistent with our target credit ratings.
As at April 30, 2023, we met OSFI’s target capital ratio requirements, which include a 2.5% Capital Conservation Buffer, a 1.0%
Common Equity
Surcharge for Domestic Systemically Important Banks (D-SIBs), a Countercyclical Buffer and a
3.0%
Domestic Stability Buffer (DSB) applicable to D-SIBs. As announced by OSFI in December 2022, the DSB level was set at
 3%
of total risk-weighted assets effective February 1, 2023. In addition, OSFI increased the DSB’s range from
0% to 2.5%, to 0% to 4%. Our capital position as at April 30, 2023 is further detailed in the Capital Management section of our interim Management’s Discussion and Analysis.
The domestic implementation of Basel III Reforms related to capital, leverage, liquidity and disclosure requirements were effective in the second quarter of 2023. Capital changes under these reforms include revised rules for credit risk and operational risk. Effective February 1, 2023, D-SIBs are required to meet a 0.5
% buffer requirement for the Leverage and Total Loss Absorbing Capacity (TLAC) Leverage Ratios in addition to the minimum requirements. Revisions related to market risk and credit valuation adjustment risk will become effective in the first quarter of 2024.
Regulatory Capital and Total Loss Absorbing Capacity Measures, Risk-Weighted Assets and Leverage Exposures
(1)

(Canadian $ in millions, except as noted)	April 30, 2023	October 31, 2022
CET1 Capital	51,404	60,891
Tier 1 Capital	58,279	67,121
Total Capital	67,298	75,309
TLAC	113,478	120,663
Risk-Weighted Assets	419,994	363,997
Leverage Exposures	1,371,512	1,189,990
CET1 Ratio	12.2%	16.7%
Tier 1 Capital Ratio	13.9%	18.4%
Total Capital Ratio	16.0%	20.7%
TLAC Ratio	27.0%	33.1%
Leverage Ratio	4.2%	5.6%
TLAC Leverage Ratio	8.3%	10.1%

(1)	Calculated in accordance with OSFI’s Capital Adequacy Requirements Guideline, Leverage Requirements Guideline and Total Loss Absorbing Capacity Guideline.